MMD-Q1

Quarterly Report
June 30, 2026
MFS®  Maryland
Municipal Bond Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport Revenue – 2.3%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$70,000	$65,928
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	65,000	59,543
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2049	1,000,000	1,050,843
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2054	1,000,000	1,042,550
Maryland Department of Transportation, Special Transportation Project Rev., “B”, AGM, 4%, 8/01/2051	505,000	458,559
Metropolitan Washington, D.C., Airport Authority System Rev., “D-2”, VRDN, 2.95%, 10/01/2039	340,000	340,000
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.125%, 6/30/2060	655,000	661,829
		$3,679,252
General Obligations - General Purpose – 9.1%
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 10/01/2045	$1,315,000	$1,413,178
Anne Arundel County, MD, General Obligation, Consolidated Water & Sewer, 5%, 10/01/2053	1,500,000	1,589,013
Baltimore County, MD, Metropolitan District (80th Issue), 4%, 3/01/2045	1,500,000	1,496,544
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	225,000	210,532
Cheverly, MD, Public Improvement, 4.5%, 11/01/2047	490,000	495,216
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	45,031	47,663
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	121,739	132,845
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	41,476	42,012
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	75,390	76,048
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	31,997	32,106
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	43,504	42,354
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	150,243	137,620
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	53,375	39,109
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	1,155,000	892,321
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,476,317
Hyattsville, MD, General Obligation, 5%, 1/01/2049	1,000,000	996,608
Maryland Community Development Administration, Local Government Infrastructure, “A-2”, 4%, 6/01/2036	1,210,000	1,240,098
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University O'Connell Project), “A”, 5%, 6/01/2056	1,000,000	1,032,397
Montgomery County, MD, General Obligation, Consolidated Public Improvement, “A”, 5%, 8/01/2035	1,000,000	1,114,504
Prince George's County, MD, General Obligation, Public Improvement, “A”, 5%, 8/01/2045	1,500,000	1,639,864
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	169,922
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	205,000	199,358
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	95,000	91,756
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	130,000	128,584
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	50,000	48,564
		$14,784,533
General Obligations - Schools – 0.4%
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$325,000	$267,139
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	405,000	396,796
		$663,935
Healthcare Revenue - Hospitals – 17.2%
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	$10,000	$9,540
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	540,000	487,591
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	781,963
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	758,766
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	907,318
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2039	1,145,000	1,118,820
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2041	1,000,000	961,378
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5.25%, 5/15/2055	1,500,000	1,598,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	$1,475,000	$1,442,733
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5.25%, 7/01/2054	750,000	787,713
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,155,000	1,299,314
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health Issue), “A”, 5.25%, 8/15/2051	1,500,000	1,584,644
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	757,491
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	600,521
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Health), 5.25%, 7/01/2050	1,000,000	1,046,220
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Health), AGM, 5%, 7/01/2055	1,000,000	1,024,290
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2033	1,205,000	1,264,822
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2035	500,000	521,985
Maryland Health & Higher Educational Facilities Authority Rev. (TidalHealth), “C”, AGM, 5%, 7/01/2044	250,000	270,106
Maryland Health & Higher Educational Facilities Authority Rev. (TidalHealth), “C”, AGM, 5%, 7/01/2045	250,000	267,790
Maryland Health & Higher Educational Facilities Authority Rev. (TidalHealth), “C”, AGM, 5.25%, 7/01/2050	395,000	416,530
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,009,279
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5.25%, 7/01/2052	1,000,000	1,053,406
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,019,859
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	1,250,000	1,143,387
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, 4%, 4/15/2045	995,000	946,848
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, AGM, 4%, 4/15/2045	915,000	873,211
Maryland Health and Higher Educational Facilities Authority Rev. (Luminis Health Anne Arundel Medical Center Inc.), “A”, 5%, 7/01/2044	1,000,000	1,081,726
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 4%, 12/01/2044	415,000	399,196
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2045	1,240,000	1,241,587
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	500,000	466,044
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	630,000	603,261
		$27,745,936
Healthcare Revenue - Long Term Care – 2.1%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$947,673
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	452,133
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	501,922
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	500,185
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	351,020
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), “B”, 5%, 1/01/2032	575,000	607,007
		$3,359,940
Healthcare Revenue - Other – 0.1%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$200,000	$200,131
Land Development – 3.8%
Anne Arundel County, MD, Special Taxing District Refunding (Watershed at Laurel Project), AGM, 5%, 7/01/2040	$430,000	$466,893
Anne Arundel County, MD, Special Taxing District Refunding (Watershed at Laurel Project), AGM, 5%, 7/01/2044	425,000	451,729
Baltimore, MD, Mayor & City Council Special Obligation (City-Wide Affordable Housing Program), 5.25%, 6/01/2055	500,000	498,752
Baltimore, MD, Special Obligation Refunding (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	500,000	504,223
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), “B”, 3.875%, 6/01/2046 (n)	300,000	272,725
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	509,133
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	235,000	238,025
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	478,531
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “A”, 5%, 7/01/2026	810,000	810,000
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “B”, 4%, 7/01/2040	140,000	139,721
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), “A”, 5%, 7/01/2043 (n)	245,000	252,304
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 5%, 2/15/2044	750,000	789,165
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	300,000	290,036
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	425,142
		$6,126,379

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 1.9%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	$85,000	$85,644
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	70,000	70,148
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,066,492
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	415,000	415,481
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	240,000	240,236
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	170,000	170,120
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	490,000	497,896
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	435,000	441,863
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,138
		$3,028,018
Multi-Family Housing Revenue – 10.5%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$500,358
Howard County, MD, Housing Commission Rev. (Orchard Meadows Apartments), 5%, 12/01/2043	500,000	532,076
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	761,890
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	500,000	460,855
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 3.65%, 7/01/2049	505,000	453,074
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 3.35%, 7/01/2049	1,765,000	1,466,271
Maryland Community Development Administration, Multi-Family Development Rev. (Hopkins Village Apartments), “D”, 4.8%, 7/01/2042	1,000,000	1,055,870
Maryland Community Development Administration, Multi-Family Development Rev. (Laurens & Carey House), “A-1”, FNMA, 4.45%, 4/01/2044	820,000	845,366
Maryland Community Development Administration, Multi-Family Development Rev. (New Carrollton Senior Affordable-Phase 1, Green Bonds), “F-1”, FNMA, 4.85%, 6/01/2046	1,500,000	1,563,005
Maryland Community Development Administration, Multi-Family Development Rev. (Villages at Marley Station), “D-1”, FNMA, 4.35%, 2/01/2044	1,250,000	1,257,679
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A”, 4.85%, 7/01/2053	500,000	501,832
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A-1”, FHA, 3.05%, 7/01/2044	1,000,000	855,479
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 5.125%, 7/01/2037	1,000,000	1,012,526
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A”, 4.65%, 7/01/2051	750,000	754,980
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	999,858
Montgomery County, MD, Housing Opportunities Commission, Multiple Purpose Rev., “C”, 5.5%, 1/01/2048	1,000,000	1,094,697
Montgomery County, MD, Housing Opportunities Commission, Multiple Purpose Rev., “C”, 5.125%, 1/01/2053	500,000	523,656
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	272,405	277,366
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	685,000	501,761
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	500,000	514,500
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Taxable (Flats at Bishop Woods Project), “E”, 4.75%, 6/01/2043	1,000,000	1,042,164
		$16,975,263
Parking – 0.9%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,396,077
Port Revenue – 1.0%
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2044	$500,000	$510,065
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2049	250,000	252,475
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	650,000	671,597
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	152,947
		$1,587,084

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 2.0%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$75,000	$73,235
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	21,000	21,067
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	81,000	79,965
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,817,000	1,814,052
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	160,000	160,025
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	75,000	75,012
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	267,000	261,168
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,469
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	338,000	288,944
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	332,000	263,462
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	151,000	56,166
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	87,600
		$3,186,165
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2039 (n)	$250,000	$250,005
Single Family Housing - Local – 2.1%
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, FHA, 5.75%, 7/01/2054	$845,000	$905,392
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, GNMA, 5.15%, 7/01/2045	500,000	522,796
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, GNMA, 5.3%, 7/01/2050	970,000	1,007,917
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “C”, VRDN, 2.68%, 1/01/2041	1,000,000	1,000,000
		$3,436,105
Single Family Housing - State – 6.7%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 2.1%, 9/01/2041	$1,500,000	$1,153,601
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.7%, 9/01/2046	750,000	750,880
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	500,000	507,346
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 5.5%, 9/01/2053	805,000	861,986
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 2.1%, 3/01/2033	250,000	221,421
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2051	605,000	596,857
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 5.05%, 3/01/2047	1,000,000	1,032,985
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 6%, 3/01/2053	710,000	754,432
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 5.1%, 3/01/2048	1,000,000	1,024,759
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 3/01/2054	830,000	896,724
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 9/01/2055	965,000	1,074,046
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “G”, 4.55%, 9/01/2045	1,000,000	1,001,460
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	899,889
		$10,776,386
State & Local Agencies – 15.3%
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	$1,000,000	$921,260
Maryland Economic Development Corp., Lease Rev. (Maryland Department of Health Headquarters Project), “A”, 5%, 6/01/2048	2,000,000	2,105,337
Maryland Economic Development Corp., Lease Rev. (Reservoir Square Project), 5%, 7/01/2056	2,000,000	2,016,544
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2035	1,725,000	1,785,305

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2038	$500,000	$515,164
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	2,000,000	528,178
Maryland Stadium Authority, Built to Learn Rev., 4%, 6/01/2046	1,405,000	1,373,575
Maryland Stadium Authority, Built to Learn Rev., 5%, 6/01/2046	1,500,000	1,596,045
Maryland Stadium Authority, Built to Learn Rev., 5.25%, 6/01/2051 (u)	1,500,000	1,588,929
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2036	1,000,000	1,032,152
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2041	1,500,000	1,512,223
Maryland Stadium Authority, Built to Learn Rev., “A”, 5%, 6/01/2054	1,000,000	1,035,944
Maryland Stadium Authority, Sport Entertainment Facilities Rev. (Hagerstown Project), “A”, 5.25%, 6/15/2052	1,000,000	1,049,701
Metropolitan Washington, D.C., Transit Authority Second Lien Dedicated Rev., “A”, 5.25%, 7/15/2055	1,000,000	1,059,952
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	75,000	87,414
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	928,309
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,041,703
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2048	1,500,000	1,534,395
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds-Climate Bond Certified), “A”, 5%, 7/15/2040	1,500,000	1,631,300
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	1,315,000	1,380,055
		$24,723,485
Student Loan Revenue – 0.3%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$115,000	$95,190
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	345,000	336,009
		$431,199
Tax - Other – 2.2%
Anne Arundel County, MD, Special Taxing District Refunding Bonds (Villages at Two Rivers Project), AGM, 4.25%, 7/01/2044	$1,000,000	$1,007,358
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	90,000	90,526
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	225,000	236,658
Maryland Economic Development Corp., Recreational Facilities Rev. (Southfields Sports Park Complex), 5%, 10/01/2050	500,000	508,499
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	850,000	823,940
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	483,478
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	600,000	455,233
		$3,605,692
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$410,000	$360,539
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	320,000	250,513
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	200,000	183,583
		$794,635
Toll Roads – 1.3%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$500,000	$443,640
Virginia Small Business Financing Authority, Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	915,000	969,169
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	610,000	638,810
		$2,051,619
Transportation - Special Tax – 2.8%
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 7/01/2043	$1,000,000	$1,098,028
Maryland Department of Transportation, Consolidated Transportation, “A”, 3%, 10/01/2033	500,000	496,298
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified/Green Bonds), “E”, 4%, 11/15/2045	1,000,000	955,931
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	447,394
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	447,204
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	1,140,000	1,156,658
		$4,601,513

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 3.9%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2044	$500,000	$500,733
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2054	1,000,000	1,020,744
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,013,057
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/2033	450,000	450,098
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5.5%, 6/01/2047	1,000,000	1,002,922
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	689,564
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	220,014
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, 4%, 4/15/2050	1,000,000	912,109
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	353,518
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	55,076
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	110,000	95,115
		$6,312,950
Universities - Dormitories – 3.1%
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Harper-Tubman Project), “A”, AGM, 5.75%, 7/01/2064	$1,000,000	$1,092,657
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University O'Connell Project), “A”, AGM, 5.25%, 7/01/2056	1,000,000	1,048,743
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	750,000	773,830
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	751,015
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	1,002,048
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	110,000	110,074
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	300,131
		$5,078,498
Utilities - Municipal Owned – 0.3%
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	$10,000	$10,066
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	555,000	495,065
		$505,131
Utilities - Other – 4.3%
Alabama Energy Southeast Cooperative District Energy Supply Rev., “B”, 5%, 11/01/2033	$165,000	$175,819
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.25%, 6/01/2036	575,000	619,584
Black Belt Energy Gas District, AL, Gas Project Rev., “H-1”, 5%, 1/01/2034	120,000	125,792
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	680,000	715,200
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	720,000	762,422
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	1,000,000	1,079,269
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	715,000	735,762
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	585,000	610,444
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	400,000	430,327
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	485,000	506,026
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	665,000	697,877
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	410,000	436,940
		$6,895,462
Water & Sewer Utility Revenue – 3.6%
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2038	$550,000	$554,621
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2049	1,545,000	1,440,193
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	105,000	105,042
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	130,000	133,395
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	50,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Montgomery & Prince George's Counties, MD, Washington Suburban Sanitary District, Consolidated Public Improvement, 4.375%, 6/01/2049	$1,500,000	$1,519,443
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 4%, 6/01/2049	1,000,000	981,798
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 4%, 6/01/2053	1,000,000	959,758
		$5,745,100
Total Municipal Bonds		$157,940,493
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$186,577	$67,804
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$159,759	$114,827
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 3.67% (v)	2,779,312	$2,779,312

Other Assets, Less Liabilities – 0.4%		612,162
Net Assets – 100.0%		$161,514,598

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,779,312 and
$158,123,124, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,218,992, representing 1.4% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$158,055,320	$—	$158,055,320
U.S. Corporate Bonds	—	67,804	—	67,804
Investment Companies	2,779,312	—	—	2,779,312
Total	$2,779,312	$158,123,124	$—	$160,902,436
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,135,074	$8,693,864	$11,049,742	$2	$114	$2,779,312

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$44,149	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2026, are as follows:
Maryland	77.4%
Washington DC	4.1%
New York	2.8%
Puerto Rico	2.4%
Alabama	2.1%
California	1.5%
Wisconsin	1.1%
Virginia	1.0%
Illinois	0.8%
Texas	0.7%
South Carolina	0.7%
Florida	0.6%
Kentucky	0.5%
Minnesota	0.4%
Ohio	0.4%
Pennsylvania	0.3%
U.S. Virgin Islands	0.3%
Tennessee	0.3%
New Jersey	0.3%
Massachusetts	0.2%
Guam	0.2%
New Hampshire	0.2%
Colorado	0.1%
Iowa	0.1%
Mississippi (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.